Basis of Preparation of the Consolidated Financial Statements (Details) - Bank Of Israel [Member] - NIS	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Foreign Exchange Rates [Line Items]
Representative exchange rate of USD (NIS/USD 1)	3.456	3.748	3.467
Changes in exchange rates for the Year ended	(7.80%)	8.10%	(9.80%)